Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	ING INVESTORS TRUST
Central Index Key	0000837276
Amendment Flag	false
Document Creation Date	Mar 20, 2013
Document Effective Date	Mar 20, 2013
Prospectus Date	Apr 30, 2012

ING INVESTORS TRUST

ING Pioneer Fund Portfolio

("Portfolio")

Supplement dated March 20, 2013

to the Portfolio's Adviser Class ("Class ADV") Prospectus,

Institutional Class ("Class I") Prospectus, and

Service Class ("Class S") Prospectus,

each dated April 30, 2012; and

to the Portfolio's

Class ADV Summary Prospectus,

Class I Summary Prospectus, and

Class S Summary Prospectus,

each dated April 30, 2012

(each a "Prospectus" and collectively "Prospectuses")

On March 7, 2013, the Portfolio's Board of Trustees ("Board") approved a change with respect to the Portfolio's sub-adviser from Pioneer Investment Management, Inc. to Columbia Management Investment Advisers, LLC ("CMIA") and to The London Company of Virginia, LLC d/b/a The London Company ("TLC") with related changes to the Portfolio's name, principal investment strategies, and fee structure. Beginning on the close of business April 14, 2013 through the close of business on April 30, 2013, the Portfolio will be in a "transition period" during which time a transition manager will sell all or most of its holdings and may hold a large portion of the Portfolio's assets in temporary investments. During this time, the Portfolio may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Beginning on or about May 1, 2013, CMIA and TLC will be the Portfolio's two sub-advisers under a multi-manager structure. TLC will manage approximately 60% of the Portfolio's assets and CMIA will manage approximately 40% of the Portfolio's assets. In conjunction with the change with respect to the Portfolio's sub-adviser, John A. Carey and Walter Hunnewell, Jr. will be replaced as co-portfolio managers for the Portfolio. Guy W. Pope will be added as portfolio manager for the portion of the Portfolio's assets allocated to CMIA. Stephen M. Goddard, Jonathan T. Moody, J. Brian Campbell, and Mark E. DeVaul will be added as co-portfolio managers for the portion of the Portfolio's assets allocated to TLC.

Beginning on May 1, 2013, the Portfolio's Prospectuses are hereby revised as follows:

1.                                      All references to "ING Pioneer Fund Portfolio" are hereby deleted and replaced with "ING Multi-Manager Large Cap Core Portfolio."

2.                                      The subsection entitled "Fees and Expenses of the Portfolio — Portfolio Turnover" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.

Beginning April 15, 2013, Pioneer Investment Management, Inc. is terminated as sub-adviser to the Portfolio. On or about May 1, 2013, The London Company of Virginia, LLC d/b/a The London Company and Columbia Management Investment Advisers, LLC will begin managing the Portfolio.  During the period from the close of business April 14, 2013 through the close of business on April 30, 2013, the Portfolio will be in a "transition period" which will result in buy and sell transactions which will likely cause an increase in the Portfolio's portfolio turnover rate. In addition, these transactions will result in transaction costs which are ultimately borne by shareholders.

3.                                      The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies.  The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.  For this Portfolio, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the S&P 500 Index at the time of purchase. The market capitalization of companies within the S&P 500 Index will change with market conditions.  The market capitalization of companies in the S&P 500 Index as of December 31, 2012 ranged from $1.45 billion to $501 billion.

The Portfolio generally invests in securities of U.S. issuers but may also invest up to 20% of its total assets in securities of foreign issuers. The Portfolio may invest directly in foreign securities or indirectly through depositary receipts.

The Portfolio may invest in derivatives such as futures, forward contracts, options and swap contracts, including credit default swaps. The Portfolio may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure, or to increase flexibility.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

Columbia Management Investment Advisers, LLC ("CMIA") and The London Company of Virginia, LLC d/b/a The London Company ("TLC") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Portfolio.  The Sub-Advisers act independently of each other and use their own methodology for selecting investments.  Directed Services LLC, the Portfolio's investment adviser, will determine the amount of Portfolio assets allocated to CMIA and TLC.

Each Sub-Adviser may sell a security when the security's price reaches a target set by the Sub-Adviser, when the Sub-Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, when the Sub-Adviser believes that other investments are more attractive, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Columbia Management Investment Advisers, LLC

CMIA combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its portion of the Portfolio. CMIA considers, among other factors:

●                  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

●                  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;

●                  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

●                  overall economic and market conditions.

The London Company of Virginia, LLC

TLC seeks to invest in securities of well-established, profitable businesses having stable cash flows and/or significantly undervalued assets at significant discounts to their intrinsic values.

Guiding principles of TLC's investment philosophy include:  (1) Focus on return on capital, not earnings per share; (2) The value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, and; (3) Optimal diversification is essential to favorable investment results.

TLC employs a differentiated, conservative investment process that focuses on bottom up, fundamental analysis, utilizes a proprietary balance sheet optimization model, and follows a strict sell discipline.  TLC primarily looks for the following characteristics:  high cash return on tangible capital, consistent free cash flow generation, predictability and financial stability, and conservative valuations.  TLC seeks these characteristics by initially screening a broad equity universe using an internally-generated quantitative model, which ranks universe members by pretax operating return on capital, pretax operating earnings and free cash flow yield based on equal weightings of these factors.  TLC's Investment Committee will review and possibly seek potential purchase candidates from this initial screen; however, candidates don't necessarily have to be sourced from the screen if they generally meet TLC's investment discipline.  The team then exercises further fundamental and qualitative analysis on selected candidates, in addition to estimating intrinsic values by performing an internal balance sheet optimization analysis, as well as adjusting to market other company assets that may provide further downside protection.

The Investment Committee also evaluates the company's management, incentives, actions, capital allocation decisions and corporate governance structure to ascertain whether or not management's interests are aligned with shareholders.  It then looks at the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value.  This information is gathered from company conference calls, competitor conference calls, industry contacts, SEC filing review, periodical review, and Wall Street research.

Typically, 30 to 40 companies are evaluated annually through this process and are included on an informal watch list.  Securities are ultimately added to the Portfolio when TLC determines that the risk/reward profile of the security has made it attractive enough to warrant purchase.  This usually occurs when the valuation becomes more attractive and/or when new information gives the investment team higher conviction in the company's investment thesis.

The overall result of the process is generally a low-beta portfolio that is diversified optimally with the expectation of better downside protection over a full market cycle.

4.              The section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency. To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments. Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

Investment Model. The Sub-Adviser's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

5.              The section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is hereby deleted in its entirety and replaced with the following:

Class ADV Prospectus:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date
Class ADV %	(4.88)	(1.59)	(1.59)		12/29/06
S&P 500® Index(1)%	2.11	(0.25)	(0.25	)(2)	—
Russell 1000® Index(1)%	1.50	(0.02)	(0.02	)(2)	—
Class S (adjusted)%	(4.88)	(1.54)	2.39		05/03/05
S&P 500® Index(1)%	2.11	(0.25)	3.40	(2)	—
Russell 1000® Index(1)%	1.50	(0.02)	3.68	(2)	—

(1)         The index returns do not reflect deductions for fees, expenses or taxes.

(2)         Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Prospectus:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date
Class I %	(4.29)	(0.93)	3.16		04/29/05
S&P 500® Index (1)%	2.11	(0.25)	3.40	(2)	—
Russell 1000® Index (1)%	1.50	(0.02)	3.68	(2)	—

(1)         The index returns do not reflect deductions for fees, expenses or taxes.

(2)         Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Prospectus:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date
Class S %	(4.56)	(1.20)	2.75		05/03/05
S&P 500® Index (1)%	2.11	(0.25)	3.40	(2)	—
Russell 1000® Index (1)%	1.50	(0.02)	3.68	(2)	—

(1)         The index returns do not reflect deductions for fees, expenses or taxes.

(2)         Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	iit2_SupplementTextBlock

ING INVESTORS TRUST

ING Pioneer Fund Portfolio

("Portfolio")

Supplement dated March 20, 2013

to the Portfolio's Adviser Class ("Class ADV") Prospectus,

Institutional Class ("Class I") Prospectus, and

Service Class ("Class S") Prospectus,

each dated April 30, 2012; and

to the Portfolio's

Class ADV Summary Prospectus,

Class I Summary Prospectus, and

Class S Summary Prospectus,

each dated April 30, 2012

(each a "Prospectus" and collectively "Prospectuses")

On March 7, 2013, the Portfolio's Board of Trustees ("Board") approved a change with respect to the Portfolio's sub-adviser from Pioneer Investment Management, Inc. to Columbia Management Investment Advisers, LLC ("CMIA") and to The London Company of Virginia, LLC d/b/a The London Company ("TLC") with related changes to the Portfolio's name, principal investment strategies, and fee structure. Beginning on the close of business April 14, 2013 through the close of business on April 30, 2013, the Portfolio will be in a "transition period" during which time a transition manager will sell all or most of its holdings and may hold a large portion of the Portfolio's assets in temporary investments. During this time, the Portfolio may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Beginning on or about May 1, 2013, CMIA and TLC will be the Portfolio's two sub-advisers under a multi-manager structure. TLC will manage approximately 60% of the Portfolio's assets and CMIA will manage approximately 40% of the Portfolio's assets. In conjunction with the change with respect to the Portfolio's sub-adviser, John A. Carey and Walter Hunnewell, Jr. will be replaced as co-portfolio managers for the Portfolio. Guy W. Pope will be added as portfolio manager for the portion of the Portfolio's assets allocated to CMIA. Stephen M. Goddard, Jonathan T. Moody, J. Brian Campbell, and Mark E. DeVaul will be added as co-portfolio managers for the portion of the Portfolio's assets allocated to TLC.

Beginning on May 1, 2013, the Portfolio's Prospectuses are hereby revised as follows:

1.                                      All references to "ING Pioneer Fund Portfolio" are hereby deleted and replaced with "ING Multi-Manager Large Cap Core Portfolio."

2.                                      The subsection entitled "Fees and Expenses of the Portfolio — Portfolio Turnover" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.

Beginning April 15, 2013, Pioneer Investment Management, Inc. is terminated as sub-adviser to the Portfolio. On or about May 1, 2013, The London Company of Virginia, LLC d/b/a The London Company and Columbia Management Investment Advisers, LLC will begin managing the Portfolio.  During the period from the close of business April 14, 2013 through the close of business on April 30, 2013, the Portfolio will be in a "transition period" which will result in buy and sell transactions which will likely cause an increase in the Portfolio's portfolio turnover rate. In addition, these transactions will result in transaction costs which are ultimately borne by shareholders.

3.                                      The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies.  The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.  For this Portfolio, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the S&P 500 Index at the time of purchase. The market capitalization of companies within the S&P 500 Index will change with market conditions.  The market capitalization of companies in the S&P 500 Index as of December 31, 2012 ranged from $1.45 billion to $501 billion.

The Portfolio generally invests in securities of U.S. issuers but may also invest up to 20% of its total assets in securities of foreign issuers. The Portfolio may invest directly in foreign securities or indirectly through depositary receipts.

The Portfolio may invest in derivatives such as futures, forward contracts, options and swap contracts, including credit default swaps. The Portfolio may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure, or to increase flexibility.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

Columbia Management Investment Advisers, LLC ("CMIA") and The London Company of Virginia, LLC d/b/a The London Company ("TLC") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Portfolio.  The Sub-Advisers act independently of each other and use their own methodology for selecting investments.  Directed Services LLC, the Portfolio's investment adviser, will determine the amount of Portfolio assets allocated to CMIA and TLC.

Each Sub-Adviser may sell a security when the security's price reaches a target set by the Sub-Adviser, when the Sub-Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, when the Sub-Adviser believes that other investments are more attractive, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Columbia Management Investment Advisers, LLC

CMIA combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its portion of the Portfolio. CMIA considers, among other factors:

●                  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

●                  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;

●                  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

●                  overall economic and market conditions.

The London Company of Virginia, LLC

TLC seeks to invest in securities of well-established, profitable businesses having stable cash flows and/or significantly undervalued assets at significant discounts to their intrinsic values.

Guiding principles of TLC's investment philosophy include:  (1) Focus on return on capital, not earnings per share; (2) The value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, and; (3) Optimal diversification is essential to favorable investment results.

TLC employs a differentiated, conservative investment process that focuses on bottom up, fundamental analysis, utilizes a proprietary balance sheet optimization model, and follows a strict sell discipline.  TLC primarily looks for the following characteristics:  high cash return on tangible capital, consistent free cash flow generation, predictability and financial stability, and conservative valuations.  TLC seeks these characteristics by initially screening a broad equity universe using an internally-generated quantitative model, which ranks universe members by pretax operating return on capital, pretax operating earnings and free cash flow yield based on equal weightings of these factors.  TLC's Investment Committee will review and possibly seek potential purchase candidates from this initial screen; however, candidates don't necessarily have to be sourced from the screen if they generally meet TLC's investment discipline.  The team then exercises further fundamental and qualitative analysis on selected candidates, in addition to estimating intrinsic values by performing an internal balance sheet optimization analysis, as well as adjusting to market other company assets that may provide further downside protection.

The Investment Committee also evaluates the company's management, incentives, actions, capital allocation decisions and corporate governance structure to ascertain whether or not management's interests are aligned with shareholders.  It then looks at the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value.  This information is gathered from company conference calls, competitor conference calls, industry contacts, SEC filing review, periodical review, and Wall Street research.

Typically, 30 to 40 companies are evaluated annually through this process and are included on an informal watch list.  Securities are ultimately added to the Portfolio when TLC determines that the risk/reward profile of the security has made it attractive enough to warrant purchase.  This usually occurs when the valuation becomes more attractive and/or when new information gives the investment team higher conviction in the company's investment thesis.

The overall result of the process is generally a low-beta portfolio that is diversified optimally with the expectation of better downside protection over a full market cycle.

4.              The section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency. To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments. Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

Investment Model. The Sub-Adviser's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

5.              The section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is hereby deleted in its entirety and replaced with the following:

Class ADV Prospectus:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date
Class ADV %	(4.88)	(1.59)	(1.59)		12/29/06
S&P 500® Index(1)%	2.11	(0.25)	(0.25	)(2)	—
Russell 1000® Index(1)%	1.50	(0.02)	(0.02	)(2)	—
Class S (adjusted)%	(4.88)	(1.54)	2.39		05/03/05
S&P 500® Index(1)%	2.11	(0.25)	3.40	(2)	—
Russell 1000® Index(1)%	1.50	(0.02)	3.68	(2)	—

(1)         The index returns do not reflect deductions for fees, expenses or taxes.

(2)         Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Prospectus:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date
Class I %	(4.29)	(0.93)	3.16		04/29/05
S&P 500® Index (1)%	2.11	(0.25)	3.40	(2)	—
Russell 1000® Index (1)%	1.50	(0.02)	3.68	(2)	—

(1)         The index returns do not reflect deductions for fees, expenses or taxes.

(2)         Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Prospectus:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date
Class S %	(4.56)	(1.20)	2.75		05/03/05
S&P 500® Index (1)%	2.11	(0.25)	3.40	(2)	—
Russell 1000® Index (1)%	1.50	(0.02)	3.68	(2)	—

(1)         The index returns do not reflect deductions for fees, expenses or taxes.

(2)         Reflects index performance since the date closest to the Class' inception for which data is available.

ING Multi-Manager Large Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	iit2_SupplementTextBlock

ING INVESTORS TRUST

ING Pioneer Fund Portfolio

("Portfolio")

Supplement dated March 20, 2013

to the Portfolio's Adviser Class ("Class ADV") Prospectus,

Institutional Class ("Class I") Prospectus, and

Service Class ("Class S") Prospectus,

each dated April 30, 2012; and

to the Portfolio's

Class ADV Summary Prospectus,

Class I Summary Prospectus, and

Class S Summary Prospectus,

each dated April 30, 2012

(each a "Prospectus" and collectively "Prospectuses")

On March 7, 2013, the Portfolio's Board of Trustees ("Board") approved a change with respect to the Portfolio's sub-adviser from Pioneer Investment Management, Inc. to Columbia Management Investment Advisers, LLC ("CMIA") and to The London Company of Virginia, LLC d/b/a The London Company ("TLC") with related changes to the Portfolio's name, principal investment strategies, and fee structure. Beginning on the close of business April 14, 2013 through the close of business on April 30, 2013, the Portfolio will be in a "transition period" during which time a transition manager will sell all or most of its holdings and may hold a large portion of the Portfolio's assets in temporary investments. During this time, the Portfolio may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Beginning on or about May 1, 2013, CMIA and TLC will be the Portfolio's two sub-advisers under a multi-manager structure. TLC will manage approximately 60% of the Portfolio's assets and CMIA will manage approximately 40% of the Portfolio's assets. In conjunction with the change with respect to the Portfolio's sub-adviser, John A. Carey and Walter Hunnewell, Jr. will be replaced as co-portfolio managers for the Portfolio. Guy W. Pope will be added as portfolio manager for the portion of the Portfolio's assets allocated to CMIA. Stephen M. Goddard, Jonathan T. Moody, J. Brian Campbell, and Mark E. DeVaul will be added as co-portfolio managers for the portion of the Portfolio's assets allocated to TLC.

Beginning on May 1, 2013, the Portfolio's Prospectuses are hereby revised as follows:

1.                                      All references to "ING Pioneer Fund Portfolio" are hereby deleted and replaced with "ING Multi-Manager Large Cap Core Portfolio."

2.                                      The subsection entitled "Fees and Expenses of the Portfolio — Portfolio Turnover" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.

Beginning April 15, 2013, Pioneer Investment Management, Inc. is terminated as sub-adviser to the Portfolio. On or about May 1, 2013, The London Company of Virginia, LLC d/b/a The London Company and Columbia Management Investment Advisers, LLC will begin managing the Portfolio.  During the period from the close of business April 14, 2013 through the close of business on April 30, 2013, the Portfolio will be in a "transition period" which will result in buy and sell transactions which will likely cause an increase in the Portfolio's portfolio turnover rate. In addition, these transactions will result in transaction costs which are ultimately borne by shareholders.

3.                                      The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests in at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies.  The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.  For this Portfolio, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the S&P 500 Index at the time of purchase. The market capitalization of companies within the S&P 500 Index will change with market conditions.  The market capitalization of companies in the S&P 500 Index as of December 31, 2012 ranged from $1.45 billion to $501 billion.

The Portfolio generally invests in securities of U.S. issuers but may also invest up to 20% of its total assets in securities of foreign issuers. The Portfolio may invest directly in foreign securities or indirectly through depositary receipts.

The Portfolio may invest in derivatives such as futures, forward contracts, options and swap contracts, including credit default swaps. The Portfolio may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure, or to increase flexibility.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

Columbia Management Investment Advisers, LLC ("CMIA") and The London Company of Virginia, LLC d/b/a The London Company ("TLC") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Portfolio.  The Sub-Advisers act independently of each other and use their own methodology for selecting investments.  Directed Services LLC, the Portfolio's investment adviser, will determine the amount of Portfolio assets allocated to CMIA and TLC.

Each Sub-Adviser may sell a security when the security's price reaches a target set by the Sub-Adviser, when the Sub-Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, when the Sub-Adviser believes that other investments are more attractive, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Columbia Management Investment Advisers, LLC

CMIA combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its portion of the Portfolio. CMIA considers, among other factors:

●                  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

●                  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;

●                  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

●                  overall economic and market conditions.

The London Company of Virginia, LLC

TLC seeks to invest in securities of well-established, profitable businesses having stable cash flows and/or significantly undervalued assets at significant discounts to their intrinsic values.

Guiding principles of TLC's investment philosophy include:  (1) Focus on return on capital, not earnings per share; (2) The value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, and; (3) Optimal diversification is essential to favorable investment results.

TLC employs a differentiated, conservative investment process that focuses on bottom up, fundamental analysis, utilizes a proprietary balance sheet optimization model, and follows a strict sell discipline.  TLC primarily looks for the following characteristics:  high cash return on tangible capital, consistent free cash flow generation, predictability and financial stability, and conservative valuations.  TLC seeks these characteristics by initially screening a broad equity universe using an internally-generated quantitative model, which ranks universe members by pretax operating return on capital, pretax operating earnings and free cash flow yield based on equal weightings of these factors.  TLC's Investment Committee will review and possibly seek potential purchase candidates from this initial screen; however, candidates don't necessarily have to be sourced from the screen if they generally meet TLC's investment discipline.  The team then exercises further fundamental and qualitative analysis on selected candidates, in addition to estimating intrinsic values by performing an internal balance sheet optimization analysis, as well as adjusting to market other company assets that may provide further downside protection.

The Investment Committee also evaluates the company's management, incentives, actions, capital allocation decisions and corporate governance structure to ascertain whether or not management's interests are aligned with shareholders.  It then looks at the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value.  This information is gathered from company conference calls, competitor conference calls, industry contacts, SEC filing review, periodical review, and Wall Street research.

Typically, 30 to 40 companies are evaluated annually through this process and are included on an informal watch list.  Securities are ultimately added to the Portfolio when TLC determines that the risk/reward profile of the security has made it attractive enough to warrant purchase.  This usually occurs when the valuation becomes more attractive and/or when new information gives the investment team higher conviction in the company's investment thesis.

The overall result of the process is generally a low-beta portfolio that is diversified optimally with the expectation of better downside protection over a full market cycle.

4.              The section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency. To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments. Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

Investment Model. The Sub-Adviser's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

5.              The section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is hereby deleted in its entirety and replaced with the following:

Class ADV Prospectus:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date
Class ADV %	(4.88)	(1.59)	(1.59)		12/29/06
S&P 500® Index(1)%	2.11	(0.25)	(0.25	)(2)	—
Russell 1000® Index(1)%	1.50	(0.02)	(0.02	)(2)	—
Class S (adjusted)%	(4.88)	(1.54)	2.39		05/03/05
S&P 500® Index(1)%	2.11	(0.25)	3.40	(2)	—
Russell 1000® Index(1)%	1.50	(0.02)	3.68	(2)	—

(1)         The index returns do not reflect deductions for fees, expenses or taxes.

(2)         Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Prospectus:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date
Class I %	(4.29)	(0.93)	3.16		04/29/05
S&P 500® Index (1)%	2.11	(0.25)	3.40	(2)	—
Russell 1000® Index (1)%	1.50	(0.02)	3.68	(2)	—

(1)         The index returns do not reflect deductions for fees, expenses or taxes.

(2)         Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Prospectus:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date
Class S %	(4.56)	(1.20)	2.75		05/03/05
S&P 500® Index (1)%	2.11	(0.25)	3.40	(2)	—
Russell 1000® Index (1)%	1.50	(0.02)	3.68	(2)	—

(1)         The index returns do not reflect deductions for fees, expenses or taxes.

(2)         Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 20, 2013